Pension and Postretirement Benefit Plans and Defined Contribution Plans - Analysis of Changes in Significant Investments Valued Using Significant Unobservable Inputs (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
U.S. Qualified Pension Plans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	$ 12,005	[1]	$ 10,596	[1]
Exchange rate changes		[1]		[1]
Fair value of plan assets, ending	12,540	[1]	12,005	[1]
International Pension Plans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	6,953	[2]	6,542	[2]
Exchange rate changes	(35)	[2]	197	[2]
Fair value of plan assets, ending	7,589	[2]	6,953	[2]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, ending	1,626	[3]	1,585	[3]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Private Equity Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	920		899
Assets held, ending	4		(246)
Assets sold during the period			55
Purchases, sales and settlements, net	(58)		212
Transfer into/(out of) Level 3
Exchange rate changes
Fair value of plan assets, ending	866		920
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	656		465
Assets held, ending	61		24
Assets sold during the period			(6)
Purchases, sales and settlements, net	40		173
Transfer into/(out of) Level 3
Exchange rate changes
Fair value of plan assets, ending	757		656
Fair value inputs Level 3 [Member] | International Pension Plans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, ending	833	[3]	765	[3]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	348		214
Assets held, ending	(14)		(4)
Assets sold during the period	5
Purchases, sales and settlements, net	50		120
Transfer into/(out of) Level 3			12
Exchange rate changes			6
Fair value of plan assets, ending	389		348
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning	366		366
Assets held, ending	8		8
Assets sold during the period
Purchases, sales and settlements, net	(5)		(12)
Transfer into/(out of) Level 3	(5)		(15)
Exchange rate changes	(16)		19
Fair value of plan assets, ending	$ 348		$ 366

[1]	The unfavorable change in the funded status of our U.S. qualified plans is primarily due to the decrease in the discount rate, partially offset by the curtailment resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico, and an increase in the actual gain on plan assets.
[2]	The unfavorable change in the funded status of our international plans is primarily due to changes in actuarial assumptions, partially offset by an increase in the actual gain on plan assets. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist.
[3]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value).